Net interest income - Interest Expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest expenses [Abstract]
Interest from time deposits	$ 1,059,322,758	$ 2,533,937,410	$ 1,452,034,912
Interest from current accounts deposits	475,683,772	678,423,669	268,972,606
UVA clause adjustment	133,384,580	93,059,557	170,287,834
Interest from bank loans	41,980,571	55,106,427	58,987,104
Interest from other financial liabilities	21,750,500	10,049,379	4,566,601
Interest from savings accounts deposits	18,335,036	15,584,182	10,878,827
Borrowing surety bond transactions	11,900,120	0	0
Interest on the lease liability	4,100,609	3,700,118	4,215,434
Premium for reverse repurchase agreements	810,774	54,412	182,219
Other financial interest expense	6,620	28,662	42,200
TOTAL	$ 1,767,275,340	$ 3,389,943,816	$ 1,970,167,737